JPMorgan International Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.3%
Australia — 7.4%
ANZ Group Holdings Ltd.	38,177	971,236
BHP Group Ltd.	78,874	2,716,607
Brambles Ltd.	33,706	523,208
Commonwealth Bank of Australia	19,900	2,060,065
CSL Ltd.	5,562	700,867
Glencore plc	30,366	207,016
Goodman Group, REIT	26,326	559,261
Insurance Australia Group Ltd.	132,347	697,752
Macquarie Group Ltd.	4,603	675,536
Medibank Pvt Ltd.	214,630	688,676
National Australia Bank Ltd.	43,696	1,312,603
Northern Star Resources Ltd.	14,480	266,190
QBE Insurance Group Ltd.	70,800	970,369
Rio Tinto Ltd.	24,991	2,603,682
Rio Tinto plc	11,987	1,093,626
Santos Ltd.	164,739	803,391
Telstra Group Ltd.	161,271	547,885
Transurban Group	68,381	661,434
Wesfarmers Ltd.	10,930	630,514
Westpac Banking Corp.	20,356	546,948
Woodside Energy Group Ltd.	18,957	334,714
Woolworths Group Ltd.	34,098	731,756
		20,303,336
Belgium — 0.8%
Anheuser-Busch InBev SA	10,180	732,787
KBC Group NV	9,840	1,386,610
		2,119,397
China — 0.5%
BOC Hong Kong Holdings Ltd.	52,500	276,464
Prosus NV	18,862	1,084,589
		1,361,053
Denmark — 2.4%
Carlsberg A/S, Class B	9,076	1,233,875
Danske Bank A/S	36,919	1,880,950
Novo Nordisk A/S, Class B	39,948	2,372,082
Novonesis Novozymes B	16,451	1,008,012
		6,494,919
Finland — 0.3%
Nokia OYJ	42,645	274,673
Nordea Bank Abp	36,008	694,774
		969,447
France — 10.9%
Air Liquide SA	14,763	2,764,555
Airbus SE	6,277	1,437,119
AXA SA	6,840	311,898

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BNP Paribas SA	15,503	1,676,379
Capgemini SE	9,336	1,450,611
Cie Generale des Etablissements Michelin SCA	24,306	902,619
Engie SA	101,544	3,031,742
EssilorLuxottica SA	3,842	1,174,484
Hermes International SCA	203	488,418
Legrand SA	12,186	1,945,593
L'Oreal SA	1,708	784,723
LVMH Moet Hennessy Louis Vuitton SE	3,174	2,048,514
Orange SA	76,196	1,416,487
Pernod Ricard SA	9,327	833,990
Safran SA	9,860	3,522,894
Societe Generale SA	30,968	2,713,711
TotalEnergies SE	19,857	1,444,175
Vinci SA	11,831	1,701,117
		29,649,029
Germany — 11.7%
adidas AG	2,777	492,372
Allianz SE (Registered)	8,672	3,818,474
BASF SE	2,183	118,349
Bayer AG (Registered)	22,427	1,186,202
Deutsche Boerse AG	4,000	1,012,902
Deutsche Post AG	25,072	1,402,240
Deutsche Telekom AG (Registered)	66,873	2,244,144
E.ON SE	89,881	1,906,363
Heidelberg Materials AG	1,167	319,607
Infineon Technologies AG	47,818	2,337,464
Mercedes-Benz Group AG	7,478	511,078
MTU Aero Engines AG	3,765	1,673,826
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,757	2,883,106
Rheinmetall AG	573	1,214,100
RWE AG	29,103	1,848,154
SAP SE	12,834	2,563,828
Siemens AG (Registered)	15,537	4,697,306
Siemens Energy AG *	6,706	1,142,569
Zalando SE * (a)	15,614	448,987
		31,821,071
Hong Kong — 1.8%
AIA Group Ltd.	191,400	2,208,274
Hong Kong Exchanges & Clearing Ltd.	18,300	1,008,900
Link, REIT	40,100	184,370
Prudential plc	28,620	470,091
Sun Hung Kai Properties Ltd.	39,500	634,326
Techtronic Industries Co. Ltd.	25,500	348,113
		4,854,074

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.6%
AIB Group plc	39,820	445,114
Kingspan Group plc	13,207	1,149,994
		1,595,108
Italy — 2.5%
Enel SpA	41,842	462,294
Ferrari NV	1,587	529,337
FinecoBank Banca Fineco SpA	5,943	157,551
Prysmian SpA	13,982	1,656,076
Ryanair Holdings plc	11,932	404,964
UniCredit SpA	40,643	3,541,877
		6,752,099
Japan — 22.4%
Advantest Corp.	9,500	1,571,173
Ajinomoto Co., Inc.	49,800	1,139,267
Asahi Group Holdings Ltd.	21,200	221,940
Asahi Kasei Corp.	64,400	624,745
Asics Corp.	19,500	469,417
Bridgestone Corp.	9,300	209,383
Daiichi Sankyo Co. Ltd.	63,100	1,155,969
Daikin Industries Ltd.	1,900	227,678
Denso Corp.	60,000	832,486
Disco Corp.	2,200	937,751
East Japan Railway Co.	34,200	858,565
Fast Retailing Co. Ltd.	3,600	1,373,519
Fuji Electric Co. Ltd.	16,200	1,153,969
Fujitsu Ltd.	40,100	1,114,210
Hitachi Ltd.	90,800	3,150,772
Hoya Corp.	11,300	1,895,642
IHI Corp.	24,100	557,582
ITOCHU Corp.	168,100	2,152,113
Japan Exchange Group, Inc.	57,600	628,544
Japan Post Bank Co. Ltd.	36,200	643,180
Kajima Corp.	13,500	550,743
Kao Corp.	23,300	932,058
Keyence Corp.	4,800	1,760,930
Kobe Bussan Co. Ltd.	16,900	413,027
Kubota Corp.	21,800	334,012
Lasertec Corp.	2,000	459,475
Mitsubishi Corp.	14,000	371,929
Mitsubishi Heavy Industries Ltd.	19,000	559,435
Mitsubishi UFJ Financial Group, Inc.	78,200	1,416,231
Mitsui & Co. Ltd.	68,000	2,221,223
Mitsui Fudosan Co. Ltd.	30,000	344,007
Nintendo Co. Ltd.	7,700	476,827
Nomura Research Institute Ltd.	19,200	584,072
NTT, Inc.	1,124,200	1,129,686
Obayashi Corp.	50,700	1,144,467

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Obic Co. Ltd.	16,800	466,938
Pan Pacific International Holdings Corp.	52,300	309,644
Panasonic Holdings Corp.	31,100	426,403
Recruit Holdings Co. Ltd.	18,700	985,000
Renesas Electronics Corp. *	51,700	859,536
Resona Holdings, Inc.	110,100	1,283,781
Sanrio Co. Ltd.	5,000	154,692
SBI Holdings, Inc.	11,600	262,323
Shimano, Inc.	2,000	227,975
Shin-Etsu Chemical Co. Ltd.	45,900	1,509,402
SoftBank Group Corp.	34,800	950,297
Sony Financial Group, Inc. *	522,900	525,400
Sony Group Corp.	106,100	2,339,283
Sumitomo Electric Industries Ltd.	9,800	429,039
Sumitomo Mitsui Financial Group, Inc.	88,600	3,117,874
Sumitomo Realty & Development Co. Ltd.	48,800	1,358,934
Suzuki Motor Corp.	105,000	1,431,683
T&D Holdings, Inc.	59,100	1,459,711
Takeda Pharmaceutical Co. Ltd.	34,500	1,174,370
Terumo Corp.	58,900	770,486
Tokio Marine Holdings, Inc.	43,400	1,617,629
Tokyo Electron Ltd.	9,300	2,478,069
Toyota Motor Corp.	144,500	3,275,166
		61,029,662
Macau — 0.1%
Sands China Ltd.	92,400	200,534
Netherlands — 5.3%
Adyen NV * (a)	573	849,670
Argenx SE *	777	653,435
ASML Holding NV	6,225	8,926,065
ASR Nederland NV	7,809	567,173
Heineken NV	12,732	1,051,022
Koninklijke Ahold Delhaize NV	14,895	582,397
Koninklijke KPN NV	227,241	1,112,916
Magnum Ice Cream Co. NV (The) *	5,581	99,192
NN Group NV	3,351	265,625
Wolters Kluwer NV	2,627	246,684
		14,354,179
New Zealand — 0.0% ^
Xero Ltd. *	1,820	118,612
Norway — 0.1%
Equinor ASA	14,495	389,604
Singapore — 1.5%
DBS Group Holdings Ltd.	43,220	2,008,967
Oversea-Chinese Banking Corp. Ltd.	57,700	962,987

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Sea Ltd., ADR *	6,956	810,304
United Overseas Bank Ltd.	10,100	304,406
		4,086,664
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	49,454	1,255,324
Banco Santander SA	348,351	4,447,770
Iberdrola SA	49,903	1,121,957
Industria de Diseno Textil SA	14,208	924,516
		7,749,567
Sweden — 3.0%
Assa Abloy AB, Class B	24,511	991,076
Atlas Copco AB, Class A	154,722	3,190,708
Swedbank AB, Class A	28,797	1,119,635
Volvo AB, Class B	76,570	2,782,357
		8,083,776
Switzerland — 3.2%
ABB Ltd. (Registered)	4,361	375,474
Cie Financiere Richemont SA (Registered)	11,853	2,300,782
Givaudan SA (Registered)	73	282,181
Lonza Group AG (Registered)	2,969	2,017,288
Sandoz Group AG	3,626	287,273
SGS SA (Registered)	1,457	175,364
UBS Group AG (Registered)	46,105	2,181,476
Zurich Insurance Group AG	1,595	1,134,718
		8,754,556
United Kingdom — 14.2%
3i Group plc	46,577	2,139,706
AstraZeneca plc	30,042	5,597,248
BAE Systems plc	50,804	1,379,173
Barclays plc	468,991	3,130,077
British American Tobacco plc	22,846	1,380,209
Compass Group plc	26,870	805,709
Diageo plc	20,749	477,441
HSBC Holdings plc	215,276	3,797,668
InterContinental Hotels Group plc	6,697	904,767
Lloyds Banking Group plc	479,841	716,501
London Stock Exchange Group plc	16,773	1,870,896
National Grid plc	128,130	2,176,872
NatWest Group plc	268,820	2,450,237
Next plc	3,262	592,245
Reckitt Benckiser Group plc	13,602	1,133,861
RELX plc	58,577	2,076,673
Rolls-Royce Holdings plc	73,383	1,226,742
Sage Group plc (The)	82,280	1,078,955
SSE plc	69,004	2,293,517
Standard Chartered plc	18,761	480,027

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Tesco plc	209,127	1,216,868
Unilever plc	24,802	1,688,424
		38,613,816
United States — 8.8%
BP plc	158,540	1,005,232
Ferrovial SE	15,119	1,021,215
GSK plc	41,411	1,070,957
Haleon plc	126,703	662,644
Nestle SA (Registered)	38,178	3,643,195
Novartis AG (Registered)	22,350	3,316,065
Roche Holding AG	8,630	3,924,406
Sanofi SA	25,157	2,372,902
Schneider Electric SE	6,116	1,753,469
Shell plc	124,284	4,777,416
Spotify Technology SA *	1,145	572,901
		24,120,402
Total Common Stocks (Cost $186,742,133)		273,420,905
	NO. OF CONTRACTS
Options Purchased — 0.6%
Put Options Purchased — 0.6%
United States — 0.6%
iShares MSCI EAFE ETF
4/30/2026 at USD 95.00, American Style
Notional Amount: USD 91,673,400
Counterparty: Exchange-Traded *	9,100	1,032,850
iShares MSCI EAFE ETF
2/27/2026 at USD 90.00, American Style
Notional Amount: USD 91,764,066
Counterparty: Exchange-Traded *	9,109	136,635
iShares MSCI EAFE ETF
3/31/2026 at USD 91.00, American Style
Notional Amount: USD 91,764,066
Counterparty: Exchange-Traded *	9,109	478,223
Total Options Purchased (Cost $2,809,717)		1,647,708
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (b) (c) (Cost $1,335,416)	1,334,883	1,335,417
Total Investments — 101.4% (Cost $190,887,266)		276,404,030
Liabilities in Excess of Other Assets — (1.4)%		(3,895,475)
NET ASSETS — 100.0%		272,508,555

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.2%
Pharmaceuticals	8.4
Semiconductors & Semiconductor Equipment	6.4
Insurance	6.2
Aerospace & Defense	3.8
Capital Markets	3.5
Oil, Gas & Consumable Fuels	3.2
Electrical Equipment	2.9
Industrial Conglomerates	2.8
Machinery	2.8
Multi-Utilities	2.6
Metals & Mining	2.5
Diversified Telecommunication Services	2.3
Chemicals	2.3
Textiles, Apparel & Luxury Goods	2.1
Automobiles	2.1
Food Products	1.8
Trading Companies & Distributors	1.7
Beverages	1.6
Construction & Engineering	1.6
Electric Utilities	1.4
Health Care Equipment & Supplies	1.4
Software	1.4
IT Services	1.3
Professional Services	1.3
Broadline Retail	1.2
Personal Care Products	1.2
Consumer Staples Distribution & Retail	1.1
Specialty Retail	1.0
Household Durables	1.0
Others (each less than 1.0%)	10.4
Short-Term Investments	0.5

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Written Call Options Contracts as of January 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,109	USD 91,764,066	USD 100.00	2/27/2026	(2,076,852)
iShares MSCI EAFE ETF	Exchange-Traded	9,109	USD 91,764,066	USD 101.00	3/31/2026	(2,313,686)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 91,673,400	USD 107.00	4/30/2026	(737,100)
						(5,127,638)
Written Put Options Contracts as of January 31, 2026

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,109	USD 91,764,066	USD 76.00	2/27/2026	(36,436)
iShares MSCI EAFE ETF	Exchange-Traded	9,109	USD 91,764,066	USD 76.00	3/31/2026	(150,299)
iShares MSCI EAFE ETF	Exchange-Traded	9,100	USD 91,673,400	USD 80.00	4/30/2026	(150,150)
						(336,885)
Total Written Options Contracts (Premiums Received $2,609,892)						(5,464,523)

Abbreviations
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$20,303,336	$—	$20,303,336
Belgium	—	2,119,397	—	2,119,397
China	—	1,361,053	—	1,361,053
Denmark	—	6,494,919	—	6,494,919
Finland	—	969,447	—	969,447
France	—	29,649,029	—	29,649,029
Germany	—	31,821,071	—	31,821,071
Hong Kong	—	4,854,074	—	4,854,074
Ireland	—	1,595,108	—	1,595,108
Italy	—	6,752,099	—	6,752,099
Japan	525,400	60,504,262	—	61,029,662
Macau	—	200,534	—	200,534
Netherlands	99,192	14,254,987	—	14,354,179
New Zealand	—	118,612	—	118,612
Norway	—	389,604	—	389,604
Singapore	810,304	3,276,360	—	4,086,664
Spain	—	7,749,567	—	7,749,567
Sweden	—	8,083,776	—	8,083,776
Switzerland	—	8,754,556	—	8,754,556
United Kingdom	1,133,861	37,479,955	—	38,613,816
United States	572,901	23,547,501	—	24,120,402
Total Common Stocks	3,141,658	270,279,247	—	273,420,905
Options Purchased	1,647,708	—	—	1,647,708
Short-Term Investments
Investment Companies	1,335,417	—	—	1,335,417
Total Short-Term Investments	1,335,417	—	—	1,335,417
Total Investments in Securities	$6,124,783	$270,279,247	$—	$276,404,030
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(5,127,638)	$—	$—	$(5,127,638)
Put Options Written	(336,885)	—	—	(336,885)
Total Depreciation in Other Financial Instruments	$(5,464,523)	$—	$—	$(5,464,523)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$1,484,941	$2,008,643	$2,158,168	$(67)	$68	$1,335,417	1,334,883	$6,682	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.